Property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	$ 17,320,041	$ 15,081,105
Balance as at December 31	18,018,176	17,320,041	$ 15,081,105
Property, plant and equipment	18,018,176	17,320,041	15,081,105
Acquisitions through business combinations, property, plant and equipment		1,132,871
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,353,643	1,210,052
Balance as at December 31	1,378,090	1,353,643	1,210,052
Property, plant and equipment	1,378,090	1,353,643	1,210,052
Acquisitions through business combinations, property, plant and equipment		133,347
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	50,329	45,224
Balance as at December 31	49,808	50,329	45,224
Property, plant and equipment	49,808	50,329	45,224
Acquisitions through business combinations, property, plant and equipment		5,679
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	2,661	5,186
Balance as at December 31	4,350	2,661	5,186
Property, plant and equipment	4,350	2,661	5,186
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,435,147	1,459,682
Balance as at December 31	1,501,697	1,435,147	1,459,682
Property, plant and equipment	1,501,697	1,435,147	1,459,682
Buildings and construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	6,116,970	5,471,570
Balance as at December 31	6,406,651	6,116,970	5,471,570
Property, plant and equipment	6,406,651	6,116,970	5,471,570
Acquisitions through business combinations, property, plant and equipment		500,608
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	7,315,057	5,971,025
Balance as at December 31	7,676,822	7,315,057	5,971,025
Property, plant and equipment	7,676,822	7,315,057	5,971,025
Acquisitions through business combinations, property, plant and equipment		491,101
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,001,747	869,900
Balance as at December 31	962,609	1,001,747	869,900
Property, plant and equipment	962,609	1,001,747	869,900
Acquisitions through business combinations, property, plant and equipment		2,137
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	44,487	48,466
Balance as at December 31	38,149	44,487	48,466
Property, plant and equipment	38,149	44,487	48,466
Total [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	30,322,512	27,218,077	24,689,546
Additions	1,982,583	3,513,378	2,459,744
Disposals	(195,392)	(286,965)	(556,829)
Currency translation	6,865	(121,978)	625,616
Balance as at December 31	32,116,568	30,322,512	27,218,077
Property, plant and equipment	30,322,512	30,322,512	27,218,077
Total [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,353,643	1,210,052	1,160,809
Additions	24,400	156,000	40,398
Disposals	0	(8,851)	(6,257)
Currency translation	47	(3,558)	15,102
Balance as at December 31	1,378,090	1,353,643	1,210,052
Property, plant and equipment	1,353,643	1,353,643	1,210,052
Total [Member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	169,752	174,183	155,995
Additions	12,985	19,515	20,548
Disposals	(4,258)	(23,505)	(5,183)
Currency translation	(24)	(441)	2,823
Balance as at December 31	178,455	169,752	174,183
Property, plant and equipment	169,752	169,752	174,183
Total [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	2,661	5,186	8,742
Additions	1,689	0	0
Disposals	0	(2,525)	(3,556)
Currency translation	0	0	0
Balance as at December 31	4,350	2,661	5,186
Property, plant and equipment	2,661	2,661	5,186
Total [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,435,147	1,459,682	1,268,545
Additions	63,364	694	103,695
Disposals	0	(33,419)	0
Currency translation	3,186	8,190	87,442
Balance as at December 31	1,501,697	1,435,147	1,459,682
Property, plant and equipment	1,435,147	1,435,147	1,459,682
Total [Member] | Buildings and construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	11,440,284	10,603,293	10,017,180
Additions	513,033	896,020	423,357
Disposals	(11,546)	(3,200)	(69,520)
Currency translation	1,705	(55,829)	232,276
Balance as at December 31	11,943,476	11,440,284	10,603,293
Property, plant and equipment	11,440,284	11,440,284	10,603,293
Total [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	14,021,881	12,035,769	10,706,221
Additions	1,255,026	2,158,477	1,408,298
Disposals	(96,727)	(106,310)	(355,957)
Currency translation	1,864	(66,055)	277,207
Balance as at December 31	15,182,044	14,021,881	12,035,769
Property, plant and equipment	14,021,881	14,021,881	12,035,769
Total [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	1,773,153	1,611,153	1,286,212
Additions	101,645	269,462	433,746
Disposals	(82,543)	(105,982)	(114,222)
Currency translation	18	(1,480)	5,417
Balance as at December 31	1,792,273	1,773,153	1,611,153
Property, plant and equipment	1,773,153	1,773,153	1,611,153
Total [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	125,991	118,759	85,842
Additions	10,441	13,210	29,702
Disposals	(318)	(3,173)	(2,134)
Currency translation	69	(2,805)	5,349
Balance as at December 31	136,183	125,991	118,759
Property, plant and equipment	125,991	125,991	118,759
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(13,002,471)	(12,136,972)	(11,501,415)
Disposals	139,692	176,150	435,734
Currency translation	(8,696)	34,139	(145,543)
Depreciation for the year	(1,226,917)	(1,075,788)	(925,748)
Balance as at December 31	(14,098,392)	(13,002,471)	(12,136,972)
Property, plant and equipment	(13,002,471)	(13,002,471)	(12,136,972)
Accumulated depreciation and amortisation [member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(119,423)	(128,959)	(119,553)
Disposals	3,218	20,779	2,038
Currency translation	(57)	429	(1,203)
Depreciation for the year	(12,385)	(11,672)	(10,241)
Balance as at December 31	(128,647)	(119,423)	(128,959)
Property, plant and equipment	(119,423)	(119,423)	(128,959)
Accumulated depreciation and amortisation [member] | Buildings and construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(5,323,314)	(5,131,723)	(4,942,844)
Disposals	9,315	2,074	38,726
Currency translation	(1,261)	8,848	(34,795)
Depreciation for the year	(221,565)	(202,513)	(192,810)
Balance as at December 31	(5,536,825)	(5,323,314)	(5,131,723)
Property, plant and equipment	(5,323,314)	(5,323,314)	(5,131,723)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(6,706,824)	(6,064,744)	(5,627,281)
Disposals	66,578	69,960	297,180
Currency translation	(7,046)	23,421	(104,273)
Depreciation for the year	(857,930)	(735,461)	(630,370)
Balance as at December 31	(7,505,222)	(6,706,824)	(6,064,744)
Property, plant and equipment	(6,706,824)	(6,706,824)	(6,064,744)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(771,406)	(741,253)	(751,539)
Disposals	60,276	80,177	94,872
Currency translation	(95)	743	(2,803)
Depreciation for the year	(118,439)	(111,073)	(81,783)
Balance as at December 31	(829,664)	(771,406)	(741,253)
Property, plant and equipment	(771,406)	(771,406)	(741,253)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1	(81,504)	(70,293)	(60,198)
Disposals	305	3,160	2,918
Currency translation	(237)	698	(2,469)
Depreciation for the year	(16,598)	(15,069)	(10,544)
Balance as at December 31	(98,034)	(81,504)	(70,293)
Property, plant and equipment	$ (81,504)	$ (81,504)	$ (70,293)